Schedule of Acquisition Contract Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Start-up cost financing	$ 7,300	$ 7,300
Contract asset	(358)	(716)
Acquisition contract liabilities, net	6,942	3,242
Contingent consideration	2,400	6,200	$ 7,602
Acquisition contract liabilities, net	2,400	9,542
Total acquisition contract liabilities, net	9,342	12,784
Short-Term Debt [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Start-up cost financing	7,300	3,600
Contract asset	(358)	(358)
Acquisition contract liabilities, net	6,942	3,242
Long-Term Debt [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Start-up cost financing		3,700
Contract asset		(358)
Contingent consideration	2,400	6,200
Acquisition contract liabilities, net	$ 2,400	$ 9,542